Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	MERIT MEDICAL SYSTEMS INC
Entity Central Index Key	0000856982
Amendment Flag	false
401(k) PROFIT SHARING PLAN
Document and Entity Information
Document Type	11-K
Amendment Flag	false